Income Taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Nov. 22, 2016	Dec. 31, 2015
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Gross					€ 215.8		€ 313.5			€ 301.2
Deferred Tax Assets, Net of Valuation Allowance					166.3		271.1			271.3
IncreaseInNetDeferredAssetsInForeignExchange	€ (25.2)		€ 10.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities									€ (160.0)
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets									2.0
Change in Deferred Tax Assets [Roll Forward]
Capitalized R&D expenditures beginning balance	9.5		12.6
R&D credits beginning balance	35.8		46.1
Inventories beginning balance	80.6		75.5
Deferred revenue beginning balance	47.4		35.4
Accrued and other liabilities beginning balance	59.3		47.3
Installation and warranty reserve beginning balance	15.7		11.0
Tax effect carry-forward losses beginning balance	8.5		21.1
Property, plant and equipment beginning balance	11.0		7.2
Restructuring and impairment beginning balance	0.7		1.9
Alternative minimum tax credits beginning balance	5.1		6.1
Share-based payments beginning balance	13.9		12.5
Other temporary differences beginning balance	26.0		24.5
Changes in deferred tax assets in Consolidated Statements of Operations	73.8		(65.7)
Changes in deferred tax assets in foreign exchange	4.3		(1.3)
Capitalized R&D expenditures ending balance	3.2		9.5
R&D credits ending balance	44.1		35.8
Inventories ending balance	46.5		80.6
Deferred revenue ending balance	21.0		47.4
Accrued and other liabilities ending balance	42.7		59.3
Installation and warranty reserve ending balance	11.1		15.7
Tax effect carry-forward losses ending balance	5.7		8.5
Property, plant and equipment ending balance	9.2		11.0
Restructuring and impairment ending balance	0.0		0.7
Alternative minimum tax credits ending balance	4.5		5.1
Share-based payments ending balance	7.7		13.9
Other temporary differences ending balance	20.1		26.0
Intangible fixed assets beginning balance	(432.4)		(225.5)
Property, plant and equipment beginning balance	(44.7)		(40.3)
Borrowing costs beginning balance	(1.8)		(1.9)
Other temporary differences beginning balance	(17.7)		(4.1)
Total deferred tax liabilities beginning balance	(496.6)		(271.8)
Deferred Tax Assets (Liabilities), Net					(147.4)		(225.5)			(0.5)
Net increase in deferred tax asset, acquired through business combinations	(158.0)
Intangible fixed assets ending balance	(265.1)		(432.4)
Property, plant and equipment ending balance	(37.9)		(44.7)
Borrowing costs ending balance	(1.7)		(1.8)
Other temporary differences ending balance	(9.0)		(17.7)
Total deferred tax liabilities ending balance	(496.6)		(271.8)		(313.7)		(496.6)			(271.8)
Deferred tax assets - current							0.0			133.2
Deferred tax assets - non-current					31.7		34.9			29.0
Deferred tax liabilities - current							0.0			(2.4)
Deferred tax liabilities - non-current					(179.1)		(260.4)			(160.3)
Valuation allowances recognized in relation to deferred tax assets					€ (49.5)	[1]	€ (42.4)	[1],[2]		€ (29.9)	[2]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	(11.9)	[1]	(10.7)	[2]
DeferredTaxAssetsValuationAllowanceMovementInFX	4.8	[1]	(1.8)	[2]
Capitalized R&D Expenditures [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(5.1)		(3.5)
Changes in deferred tax assets in foreign exchange	(1.2)		0.4
R&D Credits [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	12.6		(11.7)
Changes in deferred tax assets in foreign exchange	(4.3)		1.4
Inventories [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(24.0)		1.4
Changes in deferred tax assets in foreign exchange	(10.1)		3.7
Deferred Revenue [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(20.6)		10.6
Changes in deferred tax assets in foreign exchange	(5.8)		1.4
Accrued and Other Liabilities [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(9.5)		9.4
Changes in deferred tax assets in foreign exchange	(7.1)		2.6
Installation and Warranty Reserve [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(2.7)		3.9
Changes in deferred tax assets in foreign exchange	(1.9)		0.8
Tax Effect Carry-Forward Losses [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(3.1)		(12.9)
Changes in deferred tax assets in foreign exchange	0.3		0.3
Property, Plant and Equipment [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(1.3)		3.4
Changes in deferred tax assets in foreign exchange	(0.5)		0.4
Restructuring and Impairment [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(0.6)		(1.2)
Changes in deferred tax assets in foreign exchange	(0.1)		0.0
Alternative Minimum Tax Credits [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	0.0		(1.3)
Changes in deferred tax assets in foreign exchange	(0.6)		0.3
Share-Based Payments [Member]
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(4.5)		0.8
Changes in deferred tax assets in foreign exchange	(1.7)		0.6
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets									2.0
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(8.9)		(1.2)
Changes in deferred tax assets in foreign exchange	3.0		0.7
Deferred Tax Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
IncreaseInNetDeferredTaxAssetsInIncomeStatement	(79.6)		(13.0)
Change in Deferred Tax Assets [Roll Forward]
Changes in deferred tax assets in Consolidated Statements of Operations	(67.7)		(2.3)
Changes in deferred tax assets in foreign exchange	(30.0)		12.6
Intangible Fixed Assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities									(144.5)
Decrease In Deferred Tax Liability In Income Statement	140.9		(52.3)
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange	26.4		(10.1)
Property Plant and Equipment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement	1.4		(2.2)
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange	5.4		(2.2)
Borrowing Costs [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement	0.1		0.1
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange	0.0		0.0
Other Temporary Differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities									€ (15.5)
Decrease In Deferred Tax Liability In Income Statement	11.0		1.8
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange	(2.3)		0.1
Deferred Tax Liability [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Decrease In Deferred Tax Liability In Income Statement	153.4		(52.6)
Change in Deferred Tax Assets [Roll Forward]
Decrease In Deferred Tax Liabilities In Foreign Exchange	€ 29.5		€ (12.2)

[1]	The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.
[2]	1.The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.